OPERATING COSTS	12 Months Ended
Sep. 30, 2022
Operating Costs and Expenses [Abstract]
OPERATING COSTS
7.
OPERATING COSTS

Operating costs include all direct costs incurred in the operation of the leased properties.

	For the years ended September 30,
	2020	2021	2022
Rental cost	813,773	642,354	539,487
Depreciation expenses	256,056	75,332	26,543
Personnel cost	77,392	224,125	144,926
Cost for value-added services and others	56,194	7,843	47
	1,203,415	949,654	711,003